Financial risk management objectives and policies - Interest Rate Risk Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Term Loan
Disclosure of risk management strategy related to hedge accounting [line items]
Amount outstanding under the term loan	$ 146,649	$ 151,581
Interest rate (as a percent)	5.88%
Term Loan | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Reasonably possible increase in average interest rate (as a percent)	1.00%
Increase in interest expense from change in average interest rate	$ 1,460	1,515
Revolving Facility | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Reasonably possible increase in average interest rate (as a percent)	1.00%
Increase in interest expense from change in average interest rate	$ 627	$ 823